Expense Example, No Redemption - First Trust International Rising Dividend Achievers ETF - First Trust International Rising Dividend Achievers ETF	Feb. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	$ 192